Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2022
Accounting Policies [Abstract]
Schedule of exchange rates
	March 31, 2022	March 31, 2021	March 31, 2020

Balance sheet items, except for equity accounts	6.3393	6.5518	7.0808
Items in the statements of operations and comprehensive income(loss), and statements of cash flows	6.4180	6.7834	6.9637

Schedule of estimated useful lives of the assets
	Residual value rate	Useful Lives
Machinery	5%	10 years
Electric equipment	5%	3-5 years
Office equipment	5%	5 years
Vehicles	5%	4-10 years
Leasehold improvement cost	5%	3-10 years

Schedule of customer concentration risk
	For the years ended, March 31,
	2022	2021
Customer A	22.97%	19.37%
Customer B (related party customer)	5.31%	15.31%

	As of March 31,
	2022	2021
Customer A	6.66%	14.11%
Customer B (related party customer)	25.37%	19.94%

Schedule of supliers concentration risk
	For the years ended, March 31,
	2022	2021
Supplier A	22.18%	1.24%
Supplier B	21.34%	11.48%
Supplier C	22.04%	25.10%
Supplier D	3.09%	11.75%
Supplier E	-	10.10%

	As of March 31,
	2022	2021
Supplier A	12.16%	1.19%
Supplier B	15.50%	7.76%
Supplier C	-	-
Supplier D	9.25%	8.67%
Supplier E	2.50%	7.60%